JPMorgan SmartRetirement Blend 2030 Fund Average Annual Total Returns - I Shares [Member]	12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.92%	11.72%
S&P TARGET DATE 2030 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.13%	7.07%		8.42%
JPM SMARTRETIREMENT BLEND 2030 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.37%	6.71%		8.36%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	15.35%	6.32%		7.93%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.10%	5.22%		6.79%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.23%	4.51%		5.91%